Inventory - Schedule of Inventory, Current (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 2,396,311	$ 2,551,947	$ 2,529,364
Work in process	826,728	278,869	1,627,802
Finished Goods	8,059	309,903	261,031
Total	$ 3,231,098	$ 3,140,719	$ 4,418,197